Finance income (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Finance Income [Abstract]
Summary of Finance income

	For the year ended March 31,
	2020	2021	2022	2022
	(INR)	(INR)	(INR)	(USD)
Interest income accounted at amortised cost
- on fixed deposit with banks	2,044	1,563	1,385	18
- on loan given to third party	—	—	40	1
- on trade receivables	—	114	138	2
- others	135	212	238	3
Gain on fair value changes on derivative instruments (other than hedge instruments)	—		212	3
Gain on settlement of financial liabilities*	—	1,465	—	—
Total	2,179	3,354	2,013	27

* Represents gain on derecognition of long term interest-bearing loans and borrowings accounted for using amortised cost method on account of reduction in premium on redemption due to early repayment.